Related party transactions (Details Textual) - USD ($) $ in Thousands			1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
		Jan. 03, 2017	May 22, 2017	Dec. 31, 2016	Jun. 03, 2016	Oct. 01, 2015	Aug. 31, 2014	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Indemnification Under Technical Issues											$ 300
Distribution Made to Limited Partner, Cash Distributions Paid									$ 14,440		10,971	$ 42,595	$ 32,905	$ 43,877
Partners' Capital Account, Unit-based Compensation												189		189
Percentage of Interest Rate For Sellers Credit Note						8.00%
Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues								$ 0
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]											189		189
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					21,500
PGN FSRU Lampung [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement									1,100		300		2,100	$ 2,400
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis							LIBOR plus a margin of 4.0%
Line of Credit Facility, Maximum Borrowing Capacity							$ 85,000
Line of Credit Facility, Commitment Fee Percentage							1.40%
Line of Credit Facility, Expiration Date							Jan. 01, 2020
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications									$ 5,000			5,000
Seller Credit Note [Member]
Related Party Transaction [Line Items]
Repayments of Debt				$ 12,600
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid												$ 20,600	$ 19,200
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation			9,805		10,650
Partners' Capital Account, Unit-based Compensation			$ 189		$ 189
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications, Description												No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Percentage of Ownership Interest In Acquisition		51.00%
Hoegh Grace Entities [Member]
Related Party Transaction [Line Items]
Percentage of Ownership Interest In Acquisition												51.00%
Hoegh Gallant [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues										$ 500	900
Indemnification Of Other Costs Relating To Commencement Of Services											$ 100
Hoegh Gallant [Member] | Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues								$ 0

[1]	Board of Directors’ fees: Effective May 22, 2017, a total of 9,805 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.